Other current operating assets and liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets
3.6 Other current operating assets and liabilities

(CHF in thousands)	12/31/2021	12/31/2020

Prepaid expenses	16,492	5,213
Indirect taxes (VAT/GST) receivables	26,934	12,442
Other current assets	4,598	2,324
Other current operating assets	48,024	19,979

(CHF in thousands)	12/31/2021	12/31/2020

Accrued expenses	54,921	24,284
Indirect taxes (VAT/GST) payables	19,233	6,115
Social security payables	40,837	3,097
Other current liabilities	6,682	2,617
Other current operating liabilities	121,673	36,113
Accrued expenses mainly comprise accruals for outstanding vendor invoices and include personnel expenses such as bonus and vacation pay. Anticipated sales returns and the corresponding liabilities are reported in other current assets and liabilities, respectively. Other current operating liabilities mainly include employers' and employees' commitments based on local legal requirements related to share-based compensation.
Other current operating liabilities
3.6 Other current operating assets and liabilities

(CHF in thousands)	12/31/2021	12/31/2020

Prepaid expenses	16,492	5,213
Indirect taxes (VAT/GST) receivables	26,934	12,442
Other current assets	4,598	2,324
Other current operating assets	48,024	19,979

(CHF in thousands)	12/31/2021	12/31/2020

Accrued expenses	54,921	24,284
Indirect taxes (VAT/GST) payables	19,233	6,115
Social security payables	40,837	3,097
Other current liabilities	6,682	2,617
Other current operating liabilities	121,673	36,113
Accrued expenses mainly comprise accruals for outstanding vendor invoices and include personnel expenses such as bonus and vacation pay. Anticipated sales returns and the corresponding liabilities are reported in other current assets and liabilities, respectively. Other current operating liabilities mainly include employers' and employees' commitments based on local legal requirements related to share-based compensation.